RENTAL INCOME	12 Months Ended
Jul. 31, 2015
RENTAL INCOME [Abstract]
RENTAL INCOME

6. RENTAL INCOME:

       Rental income for each of the fiscal years 2015, 2014 and 2013 is as follows:

	July 31,
	2015	2014	2013
Minimum rentals
Company owned property	$10,609,834	$10,412,191	$9,308,907
Leased property	6,262,367	5,709,743	5,845,114
	16,872,201	16,121,934	15,154,021
Contingent rentals
Company owned property	556,354	538,212	421,743
Leased property	303,930	275,451	316,059
	860,284	813,663	737,802
Total	$17,732,485	$16,935,597	$15,891,823

       Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:
	Company
	Owned	Leased
Fiscal Year	Property	Property	Total
2016	$10,291,591	$5,283,503	$15,575,094
2017	7,609,325	4,530,165	12,139,490
2018	7,643,896	2,944,001	10,587,897
2019	7,105,938	2,917,791	10,023,729
2020	6,802,539	2,626,163	9,428,702
After 2020	14,575,414	11,506,120	26,081,534
Total	$54,028,703	$29,807,743	$83,836,446

     Rental income is recognized on a straight-line basis over the lives of the leases.